DEBT FINANCING ARRANGEMENTS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
DEBT FINANCING ARRANGEMENTS (Tables)
Loans, advances and factoring agreements	$ 1,891,842	$ 2,517,200	$ 1,121,640
Convertible notes payable	1,711,098	1,711,098	2,101,649
Factoring agreements	926,744	635,130	223,618
Debt - third party	4,529,684	4,863,428	3,446,907
Line of credit, related party secured by assets	3,043,390	3,043,390	3,043,390
Debt - other related party, net of discounts	7,450,000	7,423,334	5,950,000
Convertible debt - related party	922,181	922,481	922,881
Shareholder debt	104,249	93,072	303,688
Debt - related party	11,519,820	11,482,277	10,219,959
Total financing arrangements	16,049,504	16,345,705	13,666,866
Less current liabilities:
Loans, advances and agreements - third party	1,788,186	2,308,753	344,758
Convertible notes payable, third party	(1,711,098)	(1,711,098)	(2,101,649)
Debt - related party, net of discount	(10,597,639)	(10,559,796)	(9,297,078)
Convertible notes payable - related party	(922,181)	(922,481)	(534,381)
Total	(15,019,104)	(15,502,128)	(12,277,866)
Total long term debt	$ 1,030,400	$ 843,577	$ 1,389,000